9 FAIR VALUE MEASUREMENT	9 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT

NOTE 9.        FAIR VALUE MEASUREMENT:

We utilize the following valuation hierarchy for disclosure of the inputs to valuation used to measure fair value. This hierarchy prioritizes the inputs into three broad levels as follows:

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities.

•	Level 2 inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument.

•	Level 3 inputs are unobservable inputs based on our own assumptions used to measure assets and liabilities at fair value.

A financial asset or liability's classification within the hierarchy is determined based upon the lowest level input that is significant to the fair value measurement.

As of both December 31, 2015 and March 31, 2015 our financial assets and liabilities required to be measured on a recurring basis were our money market investments.

The following table represents the Company's fair value hierarchy for its financial assets and liabilities required to be measured on a recurring basis:

Basis of Fair Value Measurements
	Balance	Quoted Prices in Active Markets for Identical Items (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
(in thousands)
Balance at December 31, 2015:
Financial assets:
Money market investment	$—	$—	$—	$—

Total financial assets	$—	$—	$—	$—

No financial instruments were transferred into or out of Level 3 classification during the nine-month period ended December 31, 2015 and the twelve month period ended March 31, 2015.